UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR

Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Brencourt Advisors, LLC
Address:  101 East 52nd Street, 8th Floor
          New York, N.Y. 10022

Form 13F File Number: 028-10167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Palmer
Title:	   Compliance Officer
Phone:     (212) 313-9724
Signature, Place and Date of Signing:

Michael Palmer  November 12, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    164612

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICAN WTR WKS INC  COM      COMMON STOCK     030411102     3631    81300 SH       SOLE                  81300        0        0
D AT & T CDA INC		 DEPS RCPT CL B   00207Q202     2052    63975 SH       SOLE                  63975        0        0
D BRISTOL MYERS SQUIBB CO USD.10 COMMON STOCK     110122108     1190    50000 SH       SOLE                  50000        0        0
D DRESS BARN INC COM             COMMON STOCK     261570105     1547    99400 SH       SOLE                  99400        0        0
D DREYERS GRAND ICE CREAM INC CO COMMON STOCK     261878102     2291    32800 SH       SOLE                  32800        0        0
D EEX CORP		         COMMON STOCK     26842V207      823   444700 SH       SOLE                 444700        0        0
D FEI CO COM                     COMMON STOCK     30241L109     2598   179820 SH       SOLE                 179820        0        0
D GOLDEN ST BANCORP INC		 COMMON STOCK     381197102     8594   265900 SH       SOLE                 265900        0        0
D JONES APPAREL GROUP INC        COMMON STOCK     480074103      203     6599 SH       SOLE                   6599        0        0
D NORTEK INC COM                 COMMON STOCK     656559101    20553   475000 SH       SOLE                 475000        0        0
D ONI SYSTEMS CORP 		 NOTE 5.000%10/1  68273FAA1     1114  1500000 SH       SOLE                1500000        0        0
D PAYPAL INC SEE CUSIP 278642103 COMMON STOCK     704508100    13327   637357 SH       SOLE                 637357        0        0
D PENNZOIL-QUAKER STATE COMPAN   COMMON STOCK     709323109    14538   661700 SH       SOLE                 661700        0        0
D PERKINELMER INC		 DEBT		  714046AA7     1900  4000000 SH       SOLE                4000000        0        0
D PHARMACIA CORP	         COMMON STOCK     71713U102    34047   875700 SH       SOLE                 875700        0        0
D PURE RES INC			 COMMON STOCK     74622E102     7190   321000 SH       SOLE                 321000        0        0
D SEPRACOR INC 			 NOTE 5.750%11/1  817315AQ7     3975  7500000 SH       SOLE                7500000        0        0
D SMURFIT-STONE CONTAINER CORP   COMMON STOCK     832727101     2753   219027 SH       SOLE                 219027        0        0
D SWIFT TRANSN CO 	         COMMON STOCK     870756103      200    12813 SH       SOLE                  12813        0        0
D SYNCOR INTL CORP DEL		 COMMON STOCK     87157J106     7258   226043 SH       SOLE                 226043        0        0
D TRW INC                        COMMON STOCK     872649108    14175   242100 SH       SOLE                 242100        0        0
D TYCO INTERNATIONAL LTD COM     PUT		  9021240WB     2207   156500 SH  PUT  SOLE                 156500        0        0
D TYCO INTL LTD NEW	         NOTE 11/1	  902124AC0     9844 15000000 SH       SOLE               15000000        0        0
D UNILAB CORP NEW                COMMON STOCK     904763208     3512   167500 SH       SOLE                 167500        0        0
D UNITED INDL CORP	         COMMON STOCK     910671106     3359   166700 SH       SOLE                 166700        0        0
D WEST ESSEX BANCORP             COMMON STOCK     952698108     1731    50000 SH       SOLE                  50000        0        0
S REPORT SUMMARY                 26 DATA RECORDS              164612       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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